Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at beginning at Dec. 31, 2017				$ 29,811,812	$ 7,115,524	$ 50,740,187	$ 3,485,328	$ 5,766,794	$ 96,919,645
Balance at beginning (in Shares) at Dec. 31, 2017
Capital contribution from shareholder			$ 7,700						7,700
Capital contribution from shareholder (in Shares)			60,056,829
Issuance of ordinary shares for cash			$ 6,630	579,109					585,739
Issuance of ordinary shares for cash (in Shares)			51,714,171
Distribution to owners				(6,502,898)					(6,502,898)
Net income (loss)						(12,308,494)		494,234	(11,814,260)
Transfer to reserve					3,397,003	(3,397,003)
Foreign currency translation adjustment							(11,363,682)		(11,363,682)
Balance at ending at Dec. 31, 2018			$ 14,330	23,888,023	10,512,527	35,034,690	(7,878,354)	6,261,028	67,832,244
Balance at ending (in Shares) at Dec. 31, 2018			111,771,000
Net income (loss)						(42,403,369)		1,330,237	(41,073,132)
Transfer to reserve					537,320	(537,320)
Foreign currency translation adjustment							(1,188,488)		(1,188,488)
Balance at ending at Dec. 31, 2019			$ 14,330	23,888,023	11,049,847	(7,905,999)	(9,066,842)	7,591,265	25,570,624
Balance at ending (in Shares) at Dec. 31, 2019			111,771,000
Net income (loss)						(30,675,420)		(1,435,504)	(32,110,924)
Foreign currency translation adjustment							1,418,510	541,599	1,960,109
Balance at ending at Dec. 31, 2020	$ 11,411	$ 5,978		138,288,921	$ 11,049,847	$ (38,581,419)	$ (7,648,332)	$ 6,697,360	109,823,766
Balance at ending (in Shares) at Dec. 31, 2020	89,009,554	46,625,783
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior to the completion of initial public offering	$ 8,352	$ 5,978	$ (14,330)
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior to the completion of initial public offering (in Shares)	65,145,217	46,625,783	(111,771,000)
Share issuance upon initial public offering, net of issuance cost	$ 2,470			91,682,290					91,684,760
Share issuance upon initial public offering, net of issuance cost (in Shares)	19,264,337
Share issuance following initial public offering, net of issuance cost	$ 589			22,506,246					22,506,835
Share issuance following initial public offering, net of issuance cost (in Shares)	4,600,000
Increase in capital from disposal of subsidiary				$ 212,362					$ 212,362